Nature of Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Nature’s Miracle Holding Inc., which until March 11, 2024 was known as LBBB Merger Corp. (the “Company”, “Nature’s Miracle”) is a company incorporated on August 1, 2022 under Delaware law as a wholly owned subsidiary of the Lakeshore Acquisition II Corp., a Cayman Islands exempted company (“Lakeshore”).

On March 11, 2024, Lakeshore merged with and into the Company for the sole purpose of reincorporating Lakeshore into the State of Delaware (“Reincorporation”). Immediately after the Reincorporation, the Company consummated the merger contemplated by the Merger Agreement between the Company and Nature’s Miracle, Inc., a Delaware corporation (“NMI”), resulting in the stockholders of NMI becoming 84.7% stockholders of the Company and the Company becoming the 100% stockholder of NMI. (“the Merger”).

Pursuant to the Merger Agreement, at the effective time of the Merger, each share of NMI common stock issued and outstanding immediately prior to the effective time was canceled and automatically converted into the right to receive the applicable pro rata portion of shares of the Company common stock, the aggregate value of which was equal to: (a) $230,000,000 minus (b) the estimated Closing Net Indebtedness (as defined in the Merger Agreement) (the “Merger Consideration”).

The Merger is considered as a reverse recapitalization in accordance with Accounting Standards Codification (“ASC”) 805-40. Under this method of accounting, Lakeshore will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on NMI’s stockholders comprise 84.7% of the voting power of the Company, directors appointed by NMI constituting three of the five members of the Company’s board of directors, NMI’s operations prior to the Merger comprising the only ongoing operations of the Company, and NMI’s senior management comprising all of the senior management of the Company.

Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of NMI with the Merger treated as the equivalent of NMI issuing stock for the net assets of Lakeshore, accompanied by a recapitalization. The net assets of Lakeshore will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger will be presented as those of NMI in financial statements of the Company. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

The Company is a growing agriculture technology company focusing on the greenhouse and cultivation industry and providing products to indoor growers in a CEA (Controlled Environment Agriculture) setting in North America.

Reorganization under NMI

NMI is a holding company incorporated on March 31, 2022 in Delaware. NMI has no substantial operations other than holding all the outstanding share capital of its subsidiaries. NMI, its subsidiaries and variable interest entity (“VIE”).

On June 1, 2022, NMI entered into the Share Exchange Agreements with the stockholders of Visiontech Group, Inc. (“Visiontech”, a California Company), resulting in the stockholders of Visiontech becoming 56.3% stockholders of NMI and NMI becoming the 100% stockholder of Visiontech.

The transaction was accounted as a reverse recapitalization in accordance with ASC 805. The process of identifying the accounting acquirer began with a consideration of the guidance in ASC 810-10 related to determining the existence of a controlling financial interest. The general rule provided by ASC 810-10 is that the party that holds directly or indirectly greater than 50% of the voting shares has a controlling financial interest. As such, NMI is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the stockholders of Visiontech to have a majority of the voting power of the post-combination company, Zhiyi (Jonathan) Zhang, former president of Visiontech, became the President of NMI, the relative size of Visiontech compared to NMI. Accordingly, for accounting purposes and the combination was treated as the equivalent of Visiontech issuing shares for the net assets of NMI, accompanied by a recapitalization. The net assets of NMI is stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination would be those of Visiontech.

On June 1, 2022, NMI also entered into the Share Exchange Agreements with the stockholders of Hydroman, Inc. (“Hydroman”, a California Company) to acquire 100% of Hydroman by issuing 6,844,000 shares of NMI’s common stock to the stockholders of Hydroman. The transaction was accounted for as a business combination according with ASC 805 where NMI (post combination with Visiontech) is both the legal and accounting acquirer. On November 11, 2024, Hydroman, Inc. changed its name to Hydroman Electric Corporation and will focus on business of electric vehicles distribution

On July 28, 2022, Nature’s Miracle (California), Inc., (“NMCA”), a California corporation wholly owned by NMI was incorporated. NMCA focuses on greenhouse development services and started providing container grow sales in first quarter of 2024.

On August 18, 2022, NMI acquired 100% interest of Photon Technology (Canada) Ltd, a Canadian company (“Photon”) for a total consideration of CAD $62,571 that was equivalent to $45,500. The purchase was accounted for as an asset purchase. Wei Yang, stockholder of NMI, was the sole stockholder of Photon prior to the acquisition. Upon completion of the acquisition, NMI has 100% of the equity interest of Photon, and Photon became a wholly-owned subsidiary of NMI. Photon will focus on manufacturing greenhouse and cultivation- related products. There was no material operation as of March 31, 2025.

On August 27, 2021, Visiontech and Upland 858 LLC (“Upland”), who share common stockholders with Visiontech, entered into a promissory note agreement. Upland is a special purchase entity set up to purchase and hold a warehouse located in California. Upland promised to pay to Visiontech the sum of $1,574,079, together with simple interest thereon at the rate of 4.9% per annum. All sums of principal and unpaid interest thereon shall be due and payable in full to Visiontech on August 28, 2026. On January 10, 2022, Upland entered into a $3,000,000 commercial loan at a fixed rate of 3.79% with Bank of the West. With the funding from Visiontech and the bank, Upland purchased a warehouse located in California at the price of $4,395,230. On February 1, 2022, Upland leased the warehouse to Visiontech through a single lease agreement. As such, Visiontech is exposed to the variability of the building owned by Upland and Upland is a VIE of Visiontech. Visiontech is the primary beneficiary of Upland since Visiontech has a controlling financial interest in Upland and it has both (1) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance (power) and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE.

On August 27, 2022, Upland entered into an assignment and assumption of unsecured promissory note with Zhiyi (Jonathan) Zhang, Vartor Vahe Doudakian and Yang Wei (collectively “Assignees”). Upland transferred to Assignees all of its right, title, duties, liabilities and obligation under the promissory note signed by and among Visiontech and Upland on August 27, 2021 in the original principal amount of $1,574,079. Visiontech also provided the consent to surrender its right to collect from Upland. As the stockholders are de facto agents of Visiontech, Visiontech and its de facto agents continue to bear the risk of losses or the rights to receive benefits from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity(“VIE”) of Visiontech and the financial statements of Upland was consolidated from the date of control and variable interest existed. See Note 4 for details.

On May 10, 2024, NM Data, Inc. (“NM Data”), a Nevada corporation wholly owned by the Company was incorporated. NM Data aimed at entering the data center and Bitcoin mining business.

On October 18, 2024, NM Rebate, Inc. (“NM Rebate”), a California corporation wholly owned by the Company was incorporated. NM Rebate focus on energy rebate solutions combined with the supply of LED lights that qualify for energy-saving rebates provided by large Utility companies throughout the U.S.

On November 18, 2024, the Company filed a certificate of amendment to its amended and restated certificate of incorporation to effect a one-for-thirty (1-for-30) reverse split (the “Reverse Split”). The Reverse Split became effective on November 21, 2024. As a result of the Reverse Split, every 30 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, with no change to the par value per share. All share and per share data has been retroactively restated to reflect the current capital structure and the Reverse Split of the Company.

Note 1 — Nature of business and organization

Nature’s Miracle Holding Inc., which until March 11, 2024 was known as LBBB Merger Corp. (the “Company”, “Nature’s Miracle”) is a company incorporated on August 1, 2022 under Delaware law as a wholly owned subsidiary of the Lakeshore Acquisition II Corp., a Cayman Islands exempted company (“Lakeshore”).

On March 11, 2024, Lakeshore merged with and into the Company for the sole purpose of reincorporating Lakeshore into the State of Delaware (“Reincorporation”). Immediately after the Reincorporation, the Company consummated the merger contemplated by the Merger Agreement between the Company and Nature’s Miracle, Inc., a Delaware corporation (“NMI”), resulting in the stockholders of NMI becoming 84.7% stockholders of the Company and the Company becoming the 100% stockholder of NMI. (“the Merger”).

Pursuant to the Merger Agreement, at the effective time of the Merger, each share of NMI common stock issued and outstanding immediately prior to the effective time was canceled and automatically converted into the right to receive the applicable pro rata portion of shares of the Company common stock, the aggregate value of which was equal to: (a) $230,000,000 minus (b) the estimated Closing Net Indebtedness (as defined in the Merger Agreement) (the “Merger Consideration”).

The Merger is considered as a reverse recapitalization in accordance with Accounting Standards Codification (“ASC”) 805-40. Under this method of accounting, Lakeshore will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on NMI’s stockholders comprise 84.7% of the voting power of the Company, directors appointed by NMI constituting three of the five members of the Company’s board of directors, NMI’s operations prior to the Merger comprising the only ongoing operations of the Company, and NMI’s senior management comprising all of the senior management of the Company.

Accordingly, for accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of NMI with the Merger treated as the equivalent of NMI issuing stock for the net assets of Lakeshore, accompanied by a recapitalization. The net assets of Lakeshore will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Merger will be presented as those of NMI in financial statements of the Company. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.

The Company is a growing agriculture technology company focusing on the greenhouse and cultivation industry and providing products to indoor growers in a CEA (Controlled Environment Agriculture) setting in North America.

Reorganization under NMI

NMI is a holding company incorporated on March 31, 2022 in Delaware. NMI has no substantial operations other than holding all the outstanding share capital of its subsidiaries. NMI, its subsidiaries and variable interest entity (“VIE”).

On June 1, 2022, NMI entered into the Share Exchange Agreements with the stockholders of Visiontech Group, Inc. (“Visiontech”, a California Company), resulting in the stockholders of Visiontech becoming 56.3% stockholders of NMI and NMI becoming the 100% stockholder of Visiontech.

The transaction was accounted as a reverse recapitalization in accordance with ASC 805. The process of identifying the accounting acquirer began with a consideration of the guidance in ASC 810-10 related to determining the existence of a controlling financial interest. The general rule provided by ASC 810-10 is that the party that holds directly or indirectly greater than 50% of the voting shares has a controlling financial interest. As such, NMI is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the stockholders of Visiontech to have a majority of the voting power of the post-combination company, Zhiyi (Jonathan) Zhang, former president of Visiontech, became the President of NMI, the relative size of Visiontech compared to NMI. Accordingly, for accounting purposes and the combination was treated as the equivalent of Visiontech issuing shares for the net assets of NMI, accompanied by a recapitalization. The net assets of NMI is stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination would be those of Visiontech.

On June 1, 2022, NMI also entered into the Share Exchange Agreements with the stockholders of Hydroman, Inc. (“Hydroman”, a California Company) to acquire 100% of Hydroman by issuing 6,844,000 shares of NMI’s common stock to the stockholders of Hydroman. The transaction was accounted for as a business combination according with ASC 805 where NMI (post combination with Visiontech) is both the legal and accounting acquirer.

On July 28, 2022, Nature’s Miracle (California), Inc., (“NMCA”), a California corporation wholly owned by NMI was incorporated. NMCA focuses on greenhouse development services and started providing container grow sales in first quarter of 2024.

On August 18, 2022, NMI acquired 100% interest of Photon Technology (Canada) Ltd, a Canadian company (“Photon”) for a total consideration of CAD $62,571 that was equivalent to $45,500. The purchase was accounted for as an asset purchase. Wei Yang, stockholder of NMI, was the sole stockholder of Photon prior to the acquisition. Upon completion of the acquisition, NMI has 100% of the equity interest of Photon, and Photon became a wholly-owned subsidiary of NMI. Photon will focus on manufacturing greenhouse and cultivation- related products. There was no material operation as of December 31, 2024.

On August 27, 2021, Visiontech and Upland 858 LLC (“Upland”), who share common stockholders with Visiontech, entered into a promissory note agreement. Upland is a special purchase entity set up to purchase and hold a warehouse located in California. Upland promised to pay to Visiontech the sum of $1,574,079, together with simple interest thereon at the rate of 4.9% per annum. All sums of principal and unpaid interest thereon shall be due and payable in full to Visiontech on August 28, 2026. On January 10, 2022, Upland entered into a $3,000,000 commercial loan at a fixed rate of 3.79% with Bank of the West. With the funding from Visiontech and the bank, Upland purchased a warehouse located in California at the price of $4,395,230. On February 1, 2022, Upland leased the warehouse to Visiontech through a single lease agreement. As such, Visiontech is exposed to the variability of the building owned by Upland and Upland is a VIE of Visiontech. Visiontech is the primary beneficiary of Upland since Visiontech has a controlling financial interest in Upland and it has both (1) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance (power) and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE.

On August 27, 2022, Upland entered into an assignment and assumption of unsecured promissory note with Zhiyi (Jonathan) Zhang, Vartor Vahe Doudakian and Yang Wei (collectively “Assignees”). Upland transferred to Assignees all of its right, title, duties, liabilities and obligation under the promissory note signed by and among Visiontech and Upland on August 27, 2021 in the original principal amount of $1,574,079. Visiontech also provided the consent to surrender its right to collect from Upland. As the stockholders are de facto agents of Visiontech, Visiontech and its de facto agents continue to bear the risk of losses or the rights to receive benefits from Upland. As such, in accordance with ASC 810, Upland is considered variable interest entity(“VIE”) of Visiontech and the financial statements of Upland was consolidated from the date of control and variable interest existed. See Note 4 for details.

Recent developments:

On May 10, 2024, NM Data, Inc. (“NM Data”), a Nevada corporation wholly owned by NMI was incorporated. NM Data aimed at entering the data center and Bitcoin mining business.

On October 18, 2024, NM Rebate, Inc. (“NM Rebate”), a California corporation wholly owned by NMI was incorporated. NM Rebate focus on energy rebate solutions combined with the supply of LED lights that qualify for energy-saving rebates provided by large Utility companies throughout the U.S.

On November 11, 2024, Hydroman, Inc. changed its name to Hydroman Electric Corporation and will focus on business of electric vehicles distribution.

On November 18, 2024, the Company filed a certificate of amendment to its amended and restated certificate of incorporation to effect a one-for-thirty (1-for-30) reverse split (the “Reverse Split”). The Reverse Split became effective on November 21, 2024. As a result of the Reverse Split, every 30 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, with no change to the par value per share. All share and per share data has been retroactively restated to reflect the current capital structure and the Reverse Split of the Company.